RELATED PARTY TRANSACTIONS (Details) (EUR €) In Millions	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction Due From To Related Party Textual Details [Abstract]
Loans to related parties	€ 256.3	€ 14.7
Deposits to related parties	22.2	64.5
Letters of guarantee to related parties	13.6	10.6
Receivables from affiliates	8.3	6.9
Payables to affiliates	336.0	288.8
Letters of guarantee to affiliates	13.4	1.4
Income from affiliates	3.0	1.6
Expense to affiliates	10.2	8.0
Receivables from the employee benefits related funds	298.1	197.8
Payables to the employee benefits related funds	€ 87.6	€ 48.0